Note 11 - Intangible Assets, Net - Goodwill Allocated by CGU (Details) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of information for cash-generating units [line items]
Goodwill	$ 1,085
Tamsa (Hydril and other) [member]
Disclosure of information for cash-generating units [line items]
Goodwill	365
Siderca (Hydril and other) [member]
Disclosure of information for cash-generating units [line items]
Goodwill	358
Hydril [member]
Disclosure of information for cash-generating units [line items]
Goodwill	309
Other CGU [member]
Disclosure of information for cash-generating units [line items]
Goodwill	53
Tubes [member] | Hydrill acquisition [member]
Disclosure of information for cash-generating units [line items]
Goodwill	920
Tubes [member] | Hydrill acquisition [member] | Tamsa (Hydril and other) [member]
Disclosure of information for cash-generating units [line items]
Goodwill	346
Tubes [member] | Hydrill acquisition [member] | Siderca (Hydril and other) [member]
Disclosure of information for cash-generating units [line items]
Goodwill	265
Tubes [member] | Hydrill acquisition [member] | Hydril [member]
Disclosure of information for cash-generating units [line items]
Goodwill	309
Tubes [member] | Hydrill acquisition [member] | Other CGU [member]
Disclosure of information for cash-generating units [line items]
Goodwill	0
Tubes [member] | Other acquisition [member]
Disclosure of information for cash-generating units [line items]
Goodwill	165
Tubes [member] | Other acquisition [member] | Tamsa (Hydril and other) [member]
Disclosure of information for cash-generating units [line items]
Goodwill	19
Tubes [member] | Other acquisition [member] | Siderca (Hydril and other) [member]
Disclosure of information for cash-generating units [line items]
Goodwill	93
Tubes [member] | Other acquisition [member] | Hydril [member]
Disclosure of information for cash-generating units [line items]
Goodwill	0
Tubes [member] | Other acquisition [member] | Other CGU [member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 53